Summary of Significant Accounting Policies - Recently Adopted Pronouncements (Details) - Cumulative Effect, Period of Adoption, Adjustment [Member] - TEMPO AUTOMATION INC $ in Millions	Jan. 01, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Short-term lease liability	$ 0.8
Long-term lease liability	2.5
Right to use asset	2.7
Deferred rent derecognized	$ 0.6